The Millicom Group - A.1. Subsidiaries (Details)	10 Months Ended	12 Months Ended
	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Telemovil El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Telefonica Celular de Bolivia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Telefonica Celular del Paraguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	80.00%	80.00%
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	80.00%	80.00%
Telefonia Cellular de Nicaragua sa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Colombia Movil S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%	50.00%	50.00%
UNE EPM Telecommunicaciones SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%	50.00%	50.00%
Edatel S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%	50.00%	50.00%
Comunicaciones Celulares S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	55.00%
Navega.com S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	55.00%
Millicom International Operations S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom International Operations B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom Telecommunications S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
InfraCo S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Millicom LIH S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
MIC Latin America B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom International Services LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom Services UK Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Millicom Spain S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Guatemala joint ventures
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%	100.00%	55.00%	55.00%
Honduras joint ventures
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture					50.00%